Related Party Transactions - Part 5 (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Aug. 19, 2016	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2017
Related Party Transaction [Line Items]
Sales			$ 1,288	$ 1,412	$ 2,669	$ 2,816
Rovi License Agreement
Related Party Transaction [Line Items]
Agreement term		10 years
Payments to Related Parties					0		$ 0
Hughes Broadband Sales Agency Agreement
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity	90 days
Agreement term	5 years
Automatic renewal period	1 year
Broadband equipment purchased from related party			3,000	3,000	7,000	8,000	$ 14,000	$ 21,000	$ 22,000
NagraStar
Related Party Transaction [Line Items]
Interest on equity method investment							50.00%			50.00%
Purchases from NagraStar			13,259	14,355	27,351	28,714	$ 56,284	72,162	71,167
Amounts payable to NagraStar			17,930		17,930		9,630	9,871
Commitments to NagraStar			$ 4,159		$ 4,159		$ 4,893	3,888
Dish Mexico
Related Party Transaction [Line Items]
Interest on equity method investment			49.00%		49.00%		49.00%
Sales							$ 5,620	6,653	5,885
Amounts receivable			$ 2,116		$ 2,116		1,191	1,370
Dish Mexico | Digital receivers and related components
Related Party Transaction [Line Items]
Sales								1,227	1,891
Dish Mexico | Uplink services
Related Party Transaction [Line Items]
Sales			$ 1,288	$ 1,412	$ 2,669	$ 2,816	$ 5,620	$ 5,426	$ 3,994